Nature of Business and Organization (Details) - Schedule of Details of Company's Principal Subsidiaries	12 Months Ended
Dec. 31, 2023
Powerbridge Holding Limited (“Powerbridge HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by X3
Date of Incorporation	Jul. 27, 2018
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Boxinrui International Holdings Limited (“Boxinrui”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by X3
Date of Incorporation	Aug. 05, 2021
Place of Incorporation	BVI
Major Operation	Investment holding
Hongding Technology Co., Ltd (“Hongding”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by X3
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Powercrypto Holding Pte. Ltd. (“Powercrypto”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by X3
Date of Incorporation	Oct. 01, 2021
Place of Incorporation	Singapore
Major Operation	Management consultancy services
Powercrypto Inc [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by X3	[1]
Date of Incorporation	Apr. 05, 2022	[1]
Place of Incorporation	USA	[1]
Major Operation	Management consultancy services	[1]
X3 HOLDINGS PTE. LTD. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by X3
Date of Incorporation	Nov. 08, 2023
Place of Incorporation	Singapore
Major Operation	Investment holding
Powerbridge High Technologies Holding Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by X3
Date of Incorporation	Jan. 11, 2023
Place of Incorporation	Macau
Major Operation	Investment holding
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Oct. 30, 1997
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Aug. 17, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK
Date of Incorporation	Jan. 21, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Powerstream Capital Co., Ltd. (“Powerstream Capital”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Powerbridge HK	[2]
Date of Incorporation	Aug. 11, 2022	[2]
Place of Incorporation	the PRC	[2]
Major Operation	Investment, software application and technology services	[2]
Powerbridge Digital Trade (HK) Co., Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge HK
Date of Incorporation	Jun. 26, 2023
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
SmartConn Co.Limited(“SmartConn”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	50.99% by Powerbridge HK
Date of Incorporation	Dec. 14, 2020
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Boxinrui
Date of Incorporation	Nov. 30, 2021
Place of Incorporation	Hong Kong, PRC
Major Operation	Investment holding
Shenzhen Hongding Interconnect Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding	[3]
Date of Incorporation	Oct. 21, 2020	[3]
Place of Incorporation	the PRC	[3]
Major Operation	Software application and technology services	[3]
Shenzhen Honghao Internet Technology Co., Ltd (“Honghao”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Hongding
Date of Incorporation	Jul. 28, 2020
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Wuhan Honggang Technology Co., Ltd (“Honggang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jun. 21, 2019
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Chongqing Powerbridge Zhixin Technology Co., Ltd (“Zhixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	45% by Powerbridge Zhuhai	[4]
Date of Incorporation	Sep. 02, 2019	[4]
Place of Incorporation	the PRC	[4]
Major Operation	software application and technology services	[4]
Hongxi Data Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	70% by Powerbridge Zhuhai
Date of Incorporation	Feb. 08, 2021
Place of Incorporation	Macau
Major Operation	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	60% by Powerbridge Zhuhai
Date of Incorporation	Jul. 21, 2021
Place of Incorporation	the PRC
Major Operation	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai
Date of Incorporation	Apr. 25, 2021
Place of Incorporation	the PRC
Major Operation	software application and technology services
Hunan Powerverse Digital Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai
Date of Incorporation	Mar. 09, 2023
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	66% by Powermeta Digital
Date of Incorporation	Feb. 15, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Shanghai Stamp Technolog Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by SmartConn
Date of Incorporation	Dec. 09, 2018
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	90% by Anxin Jieda
Date of Incorporation	Jan. 07, 2020
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Xingtai Ningyao Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	100% by Ascendent
Date of Incorporation	Dec. 17, 2022
Place of Incorporation	the PRC
Major Operation	Software application and technology services
Agro Digital Fintech Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai	[5]
Date of Incorporation	Jul. 06, 2023	[5]
Place of Incorporation	the PRC	[5]
Major Operation	Digital finance business	[5]
Guangdong Hongqiao Digital Technology Co ., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of Ownership	51% by Powerbridge Zhuhai
Date of Incorporation	Nov. 28, 2023
Place of Incorporation	the PRC
Major Operation	Software application and technology services

[1]	On August 25, 2023, the name was changed to Powercrypto Inc.
[2]	Powerstream Capital was deregistered on April 12, 2024 subsequently.
[3]	Shenzhen Hongding Interconnect Technology Co., Ltd was deregistered on August 8, 2023.
[4]	Certain third-party shareholders of Zhixin signed consents with the Company for the year ended December 31, 2022, which stated that the Company has the power and control to direct the activities that most significantly impact Zhixin and they unconditionally vote by consensus with the Company in all the board decisions. As such, the Company consolidates the financial results of Zhixin based on the voting power. Zhixin was deregistered on June 13, 2023.
[5]	Agro Digital Fintech Co., Ltd. was deregistered on March 14, 2024, subsequently.